REAL ESTATE-RELATED SECURITIES (Activity for the Real Estate-Related Securities) (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Amortized Cost Basis
Real estate-related securities as of June 30, 2020	$ 16,083
Unrealized Gain
Real estate-related securities as of June 30, 2020	20
Fair Value
Real estate-related securities as of January 1, 2020	0
Real estate-related securities as of June 30, 2020	16,103
CMBS
Amortized Cost Basis
Real estate-related securities as of January 1, 2020	0
Face value of real estate-related securities acquired	15,951
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs	499
Amortization of discount (premium) on real estate-related securities	(12)
Principal payments received on real estate-related securities	(355)
Real estate-related securities as of June 30, 2020	16,083
Unrealized Gain
Real estate-related securities as of January 1, 2020	0
Unrealized gain on real estate-related securities	20
Real estate-related securities as of June 30, 2020	20
Fair Value
Real estate-related securities as of January 1, 2020	0
Face value of real estate-related securities acquired	15,951
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs	499
Amortization of discount (premium) on real estate-related securities	(12)
Principal payments received on real estate-related securities	(355)
Unrealized gain on real estate-related securities	20
Real estate-related securities as of June 30, 2020	$ 16,103